February 01, 2008



Securities and Exchange Commission
Operations Center;  Att:  EDGAR Stop 0-7
6432 General Green Way
Alexandria, VA  22312-2413

Re:  Amendment to Schedule 13G

Ladies and Gentlemen:

We are filing the year-ended December 31, 2007
Amendment to Schedule 13G through the
EDGAR system, on behalf of Putnam, LLC., required to be filed by this organization and certain of its affiliates pursuant to Section 13(d)
 and (g) of the Securities and Exchange
Act of 1934 and applicable applications thereunder.

Copies of the amendment are being sent to the issuer, as required by Rule 13d-1(b)(1).

Comments or questions concerning the above may be directed to Harold P. Short Jr. at 1-
800-291-1000, Ext. 18371.

Very truly yours,



PUTNAM, LLC.



/s/

Harold P. Short Jr.
Managing Director and Head of Investment Compliance